ANNUAL
REPORT
                                                                OCTOBER 31, 1998

FRANKLIN TEMPLETON GLOBAL TRUST


   FRANKLIN TEMPLETON GLOBAL CURRENCY FUND

   FRANKLIN TEMPLETON HARD CURRENCY FUND


[Franklin(R)Templeton(R) LOGO]

[Celebrating LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[Photograph]
DONALD P. GOULD
President
Franklin Templeton Global Trust

CONTENTS

Shareholder Letter ..................................................         1

Economic Overview ...................................................         4

Fund Reports
 Franklin Templeton Global Currency Fund ............................         6
 Franklin Templeton Hard Currency Fund ..............................        14

Financial Highlights & Statement of Investments .....................        26

Financial Statements ................................................        31

Notes to Financial Statements .......................................        34

Independent Auditors' Report ........................................        40



FUND CATEGORY

[Pyramid GRAPHIC]



SHAREHOLDER LETTER



Dear Shareholder:

We are pleased to bring you this annual report of Franklin Templeton Global Trust for the fiscal year ended October 31, 1998.

Just when it seemed that the dollar knew only one direction -- up -- the worldwide market volatility of late summer claimed the dollar as a victim, too. After extending its multi-year climb well into 1998, the dollar declined sharply against the Japanese yen and German mark beginning in mid-August. In October, it experienced one of its largest drops against the yen since the advent of floating exchange rates in the early 1970s, declining almost 10% in the span of about two days.

For many years, numerous institutional investors have engaged in the so-called "yen carry" trade, borrowing yen at Japan's very low nominal interest rates, about 1%, and using the proceeds to acquire U.S. fixed-income securities yielding, say, 5%. Provided the dollar/yen exchange rate remained stable, this was an effective way to pocket a 4% interest rate differential (the "carry"). Since the dollar has generally appreciated against the yen during the past several years, the trade was made more attractive still by the bonus of exchange rate profits.

Of course, leverage and exchange rates cut both ways, a fact made painfully clear in the much publicized problems of several hedge funds in August and September. As the yen began to weaken in late summer 1998, the yen "carry" exchange rate profits turned to losses, ultimately precipitating a rush to unwind the trades. As in any market, when everyone wants to exit through the same door at the same time, liquidity tends to disappear and price movements become highly exaggerated. Even in this most liquid of markets, bids virtually disappeared.

Setting aside the volatility issue, we believe the dollar's long climb against many other currencies may have come to an end in the fiscal year's last months. Of course, we will only know this for sure at some point down the road. In our opinion, a number of factors now weigh against the dollar. These include continued U.S. dependence on foreign capital combined with a low and declining domestic savings rate (now nearly zero); record-setting trade deficits fueled by economic and currency declines in Asia; declining U.S. interest rates; and at least an interruption in the relentless rise of the U.S. stock market.

It is this last issue which is perhaps most relevant to investors in the Franklin Templeton Global Currency and Hard Currency Funds. We have repeatedly observed the frequent correlation between U.S. stocks and the U.S. dollar. The peak of U.S. equity market averages in mid-July corresponded very closely with the beginning of the dollar's 12% decline against the mark, and preceded the dollar's peak against the yen by only a month. So, foreign currency money markets again appear to offer potentially strong diversification benefits to U.S.
investors.

The funds of the Franklin Templeton Global Trust continue to achieve their objectives over time. Through the years of their existence, Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund have provided strong total returns during periods of U.S. dollar weakness, while giving back some of those gains in periods of dollar strength, when other assets within a typical balanced portfolio tend to benefit from a strong dollar. Without the ability to predict the future, we believe that it is prudent to seek protection against future dollar decline and that the diversification afforded by foreign money markets remains an intelligent strategy for many investors.

As ever, thank you for investing with us.

Sincerely,

/s/ Donald P. Gould


Donald P. Gould
President
Franklin Templeton Global Trust

ECONOMIC OVERVIEW


During the year under review, three trends characterized global markets. First, the decline in prices of raw materials and commodities, which contributed to benign global inflation and a fall in global interest rates. The other two were the emergence of periodic economic crises in emerging markets countries and a persistent rise in bond prices in the world's major industrial markets. As a result of these trends, higher quality bonds performed best during the period, and helped the U.S. dollar versus many other currencies, as investors seeking a "safe haven" for their money chose the U.S. Treasury market.

U.S. economic expansion continued for the sixth consecutive year and unemployment fell to levels not seen since the early 1970s. In Europe, most economies began to emerge from a sluggish growth environment, with those of Finland, Spain and the Netherlands growing rapidly as low, long-term interest rates stimulated economic activity. By the end of the period, accelerating growth had spread to Germany, France, and Italy. Many continental European markets also benefited from a convergence in interest rates in countries seeking membership in the European Economic Union.

Japan, where banks staggered under an enormous load of bad debt, presented a different picture. Government policy makers struggled but failed to restructure its economy, and Japan remained in a recession. Its poor demand for products from other Asian markets and the yen's persistent weakness put enormous pressure on the economies of developing Asian countries.

Toward the end of the reporting period, Russia also came under tremendous pressure because of its precarious debt financing. In order to establish at least a semblance of stability, it devalued the ruble and declared a moratorium on debt service. These actions influenced bond prices of other emerging markets, such as Latin America, and also affected developed economies that were dependent on commodity exports or trade with emerging market countries. By the close of the period, Canada, Australia and New Zealand experienced rising interest rates and moderate declines in their currencies relative to the U.S. dollar.

FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Global Currency Fund seeks to maximize the investor's total return through a combination of interest income and changes in the fund's net asset value due to changes in currency exchange rates. The fund seeks to achieve its goal by investing in interest-earning money market instruments denominated in three or more Major Currencies, as defined in the fund's prospectus.
--------------------------------------------------------------------------------



Since Franklin Templeton Global Currency Fund holds primarily short-term securities whose prices have been relatively stable in local currency terms, most of its total return is derived from interest paid by portfolio securities and changes in the U.S. dollar's value relative to the currencies of countries where the fund invests. This tends to put the fund at a disadvantage during periods of U.S. dollar strength because our internal benchmark portfolio is only one-third each in money markets of the U.S., Japan and Germany.

During the year under review, the dollar fell versus the German mark and Japanese yen. However, Canada, Australia and New Zealand's






You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 27 of this report.

economies slowed because of the Asian and Russian financial crises, and the dollar rose in relation to their currencies. Within this environment, the fund produced a +3.71% one-year cumulative total return, while the fund's benchmark, the Salomon Brothers World Money Market Index, returned +5.17%, as discussed in the Performance Summary on page 10. However, we always maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner. As the Performance Summary also shows, the fund has delivered a +120.85% cumulative total return for the period from inception on June 27, 1986, through October 31, 1998.

Throughout the fiscal year, we sought opportunities to add currencies to the portfolio that would offer value given our assessment of the market. The fund's U.S. dollar exposure began the reporting period at 19.0%, increased to 58.7% by the middle of the period, and then, by October 31, 1998, we had reduced this exposure to 29.6% of total net assets. Our exposure to Germany at the end of the period was 43.8%, with none in Japan. The fund's remaining assets were invested in Canadian, Australian, and New Zealand dollars.

Going forward, we believe that in the near term, the German mark may trade in a fairly narrow range versus the U.S. dollar. In our opinion, the Asian economic crisis, including the financial woes in Japan, eventually could lead to a weaker Japanese yen. And we will continue to look for opportunities to add to our Australian and New


ASSET ALLOCATION BY CURRENCY
Franklin Templeton Global Currency Fund
Based on Total Net Assets
10/31/98

[Pie Chart]

German Mark
43.8%

U.S. Dollar
29.6%

Canadian Dollar
10.7%

Australian Dollar
10.4%

New Zealand
Dollar 5.5%

Zealand dollar positions. As always, we will continue to monitor economic conditions, and try to position the portfolio to take advantage of opportunities in the currency markets around the world.

Of course, there are special risk considerations associated with global investing related to market, currency, economic, social, political, and other factors, as discussed in the prospectus. Because a significant amount of the fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of October 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

Please note that although the fund's Statement of Investments on page 27 of this report indicates that the fund held 58.7% of its portfolio investments in U.S. dollar-denominated assets as of October 31, 1998, its NET EXPOSURE to the U.S. dollar as of that date was only 29.6%. The difference is explained by the fund's holdings of forward currency exchange contracts (see Note 2 in the Notes to Financial Statements on page 35) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

PERFORMANCE SUMMARY


During the fiscal year ended October 31, 1998, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign-currency denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which causes all or a portion of the total distributions to be characterized as a return of capital at the fund's year end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a capital gain or loss when you sell your shares.


Franklin Templeton Global Currency Fund produced a +3.71% cumulative total return for the one-year period ended October 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions and does not include the sales charge. We have always maintained a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner.

The fund's share price, as measured by net asset value, decreased
4 cents, from $12.10 on October 31, 1997, to $12.06 on October 31, 1998. During the reporting period, shareholders received per-share distributions of 27.8 cents ($0.2780) in income dividends and 19.0 cents ($0.1900) in return of capital. Based on the maximum offering price of $12.34 on October 31, 1998, and an annualization of October's monthly dividend of 3.9 cents ($0.039) per share, the fund's distribution rate was 3.79%. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.



             Past performance is not predictive of future results.

The graph on page 12 compares the performance of Franklin Templeton Global Currency Fund over the past 10 years and the unmanaged Salomon Brothers World Money Market Index, which provides an indication of the performance of the U.S. dollar and Eurocurrency short-term sectors. It is important to note the fund's allocation of U.S. dollar instruments generally is higher than the index's.

Of course, an unmanaged index has an inherent performance differential over any fund. It does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell bonds. Unlike indices, mutual funds never are fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the index, its performance would have been lower. Please remember that an index simply is a measure of performance and cannot be invested in directly.


Past performance is not predictive of future results.
                                                                              11

TOTAL RETURN INDEX COMPARISON
Franklin Templeton Global Currency Fund
$10,000 Investment (11/1/88 -- 10/31/98)

[Line Chart]

The following line graph compares the performance of Franklin Templeton Global Currency Fund and the unmanaged Salomon Brothers World Money Market Index, based on a $10,000 investment from 11/1/88 to 10/31/98.


                       FRANKLIN TEMPLETON     SALOMON BROTHERS WORLD MONEY MARKET
                      GLOBAL CURRENCY FUND                   INDEX
                     -------------------------------------------------------------
               11/1/88        $9,772               $10,000
              11/30/88       $10,076               $10,374                     3.74%
              12/31/88        $9,965               $10,232                    -1.37%
               1/31/89        $9,797                $9,914                    -3.11%
               2/28/89        $9,801               $10,136                     2.24%
               3/31/89        $9,747                $9,904                    -2.29%
               4/30/89        $9,815                $9,994                     0.91%
               5/31/89        $9,606                $9,657                    -3.37%
               6/30/89        $9,718                $9,782                     1.30%
               7/31/89        $9,934               $10,249                     4.77%
               8/31/89        $9,762                $9,923                    -3.18%
               9/30/89        $9,837               $10,321                     4.01%
              10/31/89        $9,914               $10,421                     0.97%
              11/30/89       $10,111               $10,642                     2.12%
              12/31/89       $10,382               $11,006                     3.42%
               1/31/90       $10,471               $11,204                     1.80%
               2/28/90       $10,461               $11,193                    -0.10%
               3/31/90       $10,508               $11,225                     0.29%
               4/30/90       $10,619               $11,403                     1.58%
               5/31/90       $10,749               $11,555                     1.33%
               6/30/90       $10,886               $11,826                     2.35%
               7/31/90       $11,199               $12,388                     4.75%
               8/31/90       $11,359               $12,614                     1.83%
               9/30/90       $11,543               $12,810                     1.55%
              10/31/90       $11,917               $13,257                     3.49%
              11/30/90       $11,930               $13,375                     0.89%
              12/31/90       $11,881               $13,481                     0.79%
               1/31/91       $12,064               $13,736                     1.89%
               2/28/91       $12,086               $13,540                    -1.42%
               3/31/91       $11,835               $12,691                    -6.27%
               4/30/91       $11,916               $12,831                     1.10%
               5/31/91       $11,885               $12,762                    -0.54%
               6/30/91       $11,784               $12,555                    -1.62%
               7/31/91       $12,027               $12,892                     2.68%
               8/31/91       $11,920               $12,990                     0.76%
               9/30/91       $12,079               $13,547                     4.29%
              10/31/91       $12,092               $13,619                     0.53%
              11/30/91       $12,274               $13,921                     2.22%
              12/31/91       $12,785               $14,618                     5.01%
               1/31/92       $12,433               $14,209                    -2.80%
               2/29/92       $12,298               $14,033                    -1.24%
               3/31/92       $12,298               $14,026                    -0.05%
               4/30/92       $12,427               $14,134                     0.77%
               5/31/92       $12,771               $14,549                     2.94%
               6/30/92       $13,258               $15,157                     4.18%
               7/31/92       $13,464               $15,542                     2.54%
               8/31/92       $13,726               $16,172                     4.05%
               9/30/92       $13,779               $15,954                    -1.35%
              10/31/92       $13,378               $15,113                    -5.27%
              11/30/92       $13,277               $14,809                    -2.01%
              12/31/92       $13,250               $14,754                    -0.37%
               1/31/93       $13,296               $14,828                     0.50%
               2/28/93       $13,553               $14,791                    -0.25%
               3/31/93       $13,833               $15,207                     2.81%
               4/30/93       $14,077               $15,585                     2.49%
               5/31/93       $14,266               $15,743                     1.01%
               6/30/93       $14,041               $15,173                    -3.62%
               7/31/93       $14,124               $15,111                    -0.41%
               8/31/93       $14,220               $15,374                     1.74%
               9/30/93       $14,224               $15,635                     1.70%
              10/31/93       $14,074               $15,439                    -1.25%
              11/30/93       $14,048               $15,336                    -0.67%
              12/31/93       $14,048               $15,354                     0.12%
               1/31/94       $14,395               $15,482                     0.83%
               2/28/94       $14,502               $15,743                     1.69%
               3/31/94       $14,446               $15,934                     1.21%
               4/30/94       $14,558               $16,106                     1.08%
               5/31/94       $14,744               $16,158                     0.32%
               6/30/94       $14,910               $16,683                     3.25%
               7/31/94       $14,790               $16,714                     0.19%
               8/31/94       $14,862               $16,858                     0.86%
               9/30/94       $14,944               $17,243                     2.28%
              10/31/94       $15,161               $17,643                     2.32%
              11/30/94       $15,046               $17,159                    -2.74%
              12/31/94       $15,183               $17,281                     0.71%
               1/31/95       $15,248               $17,571                     1.68%
               2/28/95       $15,485               $17,979                     2.32%
               3/31/95       $16,251               $19,101                     6.24%
               4/30/95       $16,348               $19,156                     0.29%
               5/31/95       $16,312               $18,995                    -0.84%
               6/30/95       $16,472               $19,257                     1.38%
               7/31/95       $16,344               $19,327                     0.36%
               8/31/95       $15,866               $18,598                    -3.77%
               9/30/95       $15,932               $19,030                     2.32%
              10/31/95       $16,078               $19,094                     0.34%
              11/30/95       $15,891               $18,850                    -1.28%
              12/31/95       $15,945               $19,042                     1.02%
               1/31/96       $15,713               $18,541                    -2.63%
               2/29/96       $15,935               $18,786                     1.32%
               3/31/96       $16,033               $18,816                     0.16%
               4/30/96       $15,967               $18,538                    -1.48%
               5/31/96       $16,062               $18,584                     0.25%
               6/30/96       $16,042               $18,649                     0.35%
               7/31/96       $16,185               $19,093                     2.38%
               8/31/96       $16,319               $19,087                    -0.03%
               9/30/96       $16,186               $18,789                    -1.56%
              10/31/96       $16,282               $18,985                     1.04%
              11/30/96       $16,403               $18,892                    -0.49%
              12/31/96       $16,385               $18,830                    -0.33%
               1/31/97       $15,751               $18,116                    -3.79%
               2/28/97       $15,770               $17,897                    -1.21%
               3/31/97       $15,903               $18,015                     0.66%
               4/30/97       $15,737               $17,658                    -1.98%
               5/31/97       $16,039               $18,140                     2.73%
               6/30/97       $16,107               $18,066                    -0.41%
               7/31/97       $15,872               $17,567                    -2.76%
               8/31/97       $15,886               $17,729                     0.92%
               9/30/97       $15,952               $17,954                     1.27%
              10/31/97       $16,044               $18,335                     2.12%
              11/30/97       $15,737               $18,028                    -1.67%
              12/31/97       $15,642               $17,798                    -1.28%
               1/31/98       $15,656               $17,714                    -0.47%
               2/28/98       $15,800               $17,904                     1.07%
               3/31/98       $15,745               $17,678                    -1.26%
               4/30/98       $15,919               $17,977                     1.69%
               5/31/98       $15,904               $17,908                    -0.38%
               6/30/98       $15,863               $17,853                    -0.31%
               7/31/98       $15,902               $17,864                     0.06%
               8/31/98       $15,956               $18,067                     1.14%
               9/30/98       $16,462               $18,775                     3.92%
              10/31/98       $16,639               $19,281                     2.69%


*Performance figures represent the change in value of an investment over the period shown, and have been restated to include the current, maximum 2.25% initial sales charge, assuming reinvestment of distributions at net asset value. Prior to August 3, 1998. Franklin Templeton Global Currency Fund was offered at a higher sales charge; thus, actual total returns would have been lower. Past performance is not predictive of future results.

**Source: Salomon Brothers. Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

Past performance is not predictive of future results.

PERFORMANCE
Franklin Templeton Global Currency Fund
Periods ended 10/31/98

                                                                             SINCE
                                                                           INCEPTION
                                      1-YEAR        5-YEAR      10-YEAR    (6/27/86)
------------------------------------------------------------------------------------

Cumulative Total Return(1)             +3.71%        +18.23%     +72.91%    +120.85%

Average Annual Total Return(2)         +1.37%         +2.93%      +5.39%      +6.43%

Value of $10,000 Investment(3)      $ 10,137       $ 11,557    $ 16,901    $ 21,587


Distribution Rate(4)                    3.79%

30-Day Standardized Yield(5)            3.42%


                           10/31/94    10/31/95    10/31/96    10/31/97    10/31/98
-----------------------------------------------------------------------------------

One-Year Total Return(6)    +7.72%      +6.05%      +1.27%      -1.46%      +3.71%

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and has been restated to include the current, maximum 2.25% initial sales charge. Prior to August 3, 1998, Franklin Templeton Global Currency Fund was offered at a higher sales charge; thus, actual total returns would have been lower.

(3) These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and have been restated to include the current, maximum 2.25% initial sales charge. Prior to August 3, 1998, Franklin Templeton Global Currency Fund was offered at a higher sales charge; thus, actual total returns would have been lower.

(4) Distribution rate is based on the maximum offering price of $12.34 per share on October 31, 1998, and an annualization of the most recent monthly dividend of
3.9 cents ($0.039) per share.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended October 31, 1998.

(6) One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of distributions at net asset value. Past expense waivers by the fund's Investment Manager increased the fund's total return. If the fund's manager had not taken this action, total returns for the fund would have been lower. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.






Past performance is not predictive of future results.
                                                                              13

FRANKLIN TEMPLETON
HARD CURRENCY FUND



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The fund seeks to achieve its goal by investing in high-quality money market instruments (and forward contracts) denominated in foreign Major Currencies (as defined in the fund's prospectus) which historically have experienced low rates of inflation and which, in the view of the Investment Managers, follow economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term.
--------------------------------------------------------------------------------



Since Franklin Templeton Hard Currency Fund holds primarily short-term securities whose prices have been relatively stable in local currency terms, most of its total return is derived from interest paid by portfolio securities, and changes in the U.S. dollar's value relative to the currencies of countries where the fund invests. This can put your fund at a disadvantage during periods when the dollar is strengthening, because our internal benchmark portfolio is weighted one-third each in the money markets of Japan, Germany and Switzerland.






You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 30 of this report.

During the early part of the fiscal year, the U.S. dollar continued its uncharacteristically strong upward trend versus all currencies in which the fund invests. Signs of a slowing U.S. economy, a reduction in interest rates by the Federal Reserve, deteriorating trade balances and repatriation of capital by foreign investors all combined to focus the market on factors that historically have undermined the U.S. dollar, and, as the financial turmoil in emerging markets reached a peak in September, the U.S. dollar finally lost some of the luster it had achieved the past several years. Within this environment, Franklin Templeton Hard Currency Fund - Class I produced a +4.33% cumulative total return for the year ended October 31, 1998, while the fund's benchmark, the Salomon Brothers World Money Market Index, returned +5.17%, as discussed in the Performance Summary on page 18. However, we always maintain a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner. As the Performance Summary also shows, the fund has delivered a +67.53% cumulative total return from its inception on November 17, 1989, through October 31, 1998.

During the reporting period, we repositioned the fund's portfolio in an effort to take advantage of some of the trends and potential opportunities we were finding at the time. At the beginning of the period, the fund's geographic exposure consisted of Japan (33.0% of total net assets), Switzerland (27.2%), Germany (27.0%), New



ASSET ALLOCATION BY CURRENCY
Franklin Templeton Hard Currency Fund
Based on Total Net Assets
10/31/98

[Pie Chart]

German Mark
27.8%

Japanese Yen
26.2%

Swiss Franc
21.9%

U.S. Dollar 19.8%

New Zealand
Dollar 4.3%

Zealand (10.7%), and the U.S. (2.1%). By the end of the period, the fund's exposure to these countries had shifted to Germany (27.8%), Japan (26.2%), Switzerland (21.9%), the U.S. (19.8%), and New Zealand (4.3%).

Looking forward, we expect the German mark and Japanese yen to trade within relatively narrow ranges for awhile. In our opinion, the market will eventually focus on the dollar's fundamentals and the dollar's downward trend versus other currencies may continue. We intend to search for opportunities to add to the fund's holdings, while managing the portfolio based upon our expectations of the market's direction.

As always, we will continue to monitor economic events, and try to position the portfolio to take advantage of the many opportunities in the world's currency markets. Of course, there are special considerations associated with global investing related to market, currency, economic, social, political, and other factors, as discussed in the prospectus. Because the fund's assets are largely denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign fund may not be appropriate for all investors and should not be considered a complete investment program.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of October 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.


Please note that although the fund's Statement of Investments on page 30 of this report indicates that the fund held 56.7% of its portfolio investments in U.S. dollar-denominated assets as of October 31, 1998, its NET EXPOSURE to the U.S. dollar on that date was only 19.8%. The difference is explained by the fund's holdings of forward currency exchange contracts (see Note 2 in the Notes to Financial Statements on page 35) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market for a particular foreign currency is small or relatively illiquid.

PERFORMANCE SUMMARY

During the fiscal year ended October 31, 1998, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign-currency denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which causes all or a portion of the total distributions to be characterized as a return of capital at the fund's year end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a capital gain or loss when you sell your shares.




CLASS I

Franklin Templeton Hard Currency Fund - Class I produced a +4.33% cumulative total return for the one-year period ended October 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the sales charge. We have always maintained a long-term perspective when managing the fund, and we encourage shareholders to view their investments in a similar manner.

The fund's share price, as measured by net asset value, increased
11 cents, from $10.28 on October 31, 1997, to $10.39 on October 31, 1998. During this same period, shareholders received per-share distributions of 24.7 cents ($0.2470) in income dividends and 6.0 cents ($0.0600) in return of capital. Based on the maximum offering price of $10.63 on October 31, 1998, and an annualization of October's monthly dividend of 2.3 cents ($0.023) per share, the fund's distribution rate was 2.60%. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.



Past performance is not predictive of future results.

The graph on page 20 compares the performance of Franklin Templeton Hard Currency Fund - Class I since inception, and the unmanaged Salomon Brothers World Money Market Index, which provides an indication of the performance of the U.S. dollar and Eurocurrency short-term sectors. It is important to note that the fund generally does not maintain a significant exposure to the U.S. dollar.

Of course, an unmanaged index has an inherent performance differential over any fund. It does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell bonds. Unlike indices, mutual funds never are fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes the maximum initial sales charge, all fund expenses and account fees. If the fund's costs had been applied to the index, its performance would have been lower. Please remember that an index simply is a measure of performance and cannot be invested in directly.



Past performance is not predictive of future results.
                                                                              19

TOTAL RETURN INDEX COMPARISON
Franklin Templeton Hard Currency Fund -- Class I
$10,000 Investment (11/17/89 -- 10/31/98)


[Line Chart]

GRAPHIC MATERIAL (2)

The following line graph compares the performance of Franklin Templeton Hard Currency Fund - Class I and the Salomon Brothers World Money Market Index, based on a $10,000 investment from 11/17/89 to 10/31/98.

                         INDEX COMPARISON
             Class I

                      FRANKLIN TEMPLETON   SALOMON BROTHERS
                     HARD CURRENCY FUND-  WORLD MONEY MARKET
                           CLASS I               INDEX
                     -----------------------------------------
            11/17/89        $9,773              $10,000
            11/30/89       $10,000              $10,092
            12/31/89       $10,516              $10,437
             1/31/90       $10,647              $10,625
             2/28/90       $10,554              $10,614
             3/31/90       $10,495              $10,645
             4/30/90       $10,641              $10,813
             5/31/90       $10,763              $10,957
             6/30/90       $10,974              $11,215
             7/31/90       $11,555              $11,747
             8/31/90       $11,730              $11,962
             9/30/90       $11,975              $12,148
            10/31/90       $12,552              $12,572
            11/30/90       $12,630              $12,683
            12/31/90       $12,639              $12,784
             1/31/91       $12,957              $13,025
             2/28/91       $12,733              $12,840
             3/31/91       $11,650              $12,035
             4/30/91       $11,816              $12,168
             5/31/91       $11,629              $12,102
             6/30/91       $11,342              $11,906
             7/31/91       $11,744              $12,225
             8/31/91       $11,844              $12,318
             9/30/91       $12,435              $12,846
            10/31/91       $12,474              $12,914
            11/30/91       $12,857              $13,201
            12/31/91       $13,685              $13,862
             1/31/92       $13,014              $13,474
             2/29/92       $12,762              $13,307
             3/31/92       $12,726              $13,301
             4/30/92       $12,808              $13,403
             5/31/92       $13,371              $13,797
             6/30/92       $14,046              $14,374
             7/31/92       $14,365              $14,739
             8/31/92       $15,021              $15,336
             9/30/92       $15,288              $15,129
            10/31/92       $14,409              $14,331
            11/30/92       $14,123              $14,043
            12/31/92       $13,992              $13,991
             1/31/93       $14,118              $14,061
             2/28/93       $14,283              $14,026
             3/31/93       $14,651              $14,420
             4/30/93       $14,999              $14,779
             5/31/93       $15,062              $14,929
             6/30/93       $14,607              $14,388
             7/31/93       $14,641              $14,329
             8/31/93       $14,665              $14,579
             9/30/93       $14,760              $14,826
            10/31/93       $14,564              $14,641
            11/30/93       $14,500              $14,543
            12/31/93       $14,643              $14,560
             1/31/94       $15,023              $14,681
             2/28/94       $15,322              $14,929
             3/31/94       $15,317              $15,110
             4/30/94       $15,541              $15,273
             5/31/94       $15,621              $15,322
             6/30/94       $16,183              $15,820
             7/31/94       $16,162              $15,850
             8/31/94       $16,274              $15,986
             9/30/94       $16,655              $16,351
            10/31/94       $17,056              $16,730
            11/30/94       $16,658              $16,272
            12/31/94       $16,854              $16,387
             1/31/95       $17,065              $16,663
             2/28/95       $17,545              $17,049
             3/31/95       $18,821              $18,113
             4/30/95       $18,873              $18,166
             5/31/95       $18,683              $18,013
             6/30/95       $18,944              $18,262
             7/31/95       $18,783              $18,327
             8/31/95       $17,660              $17,636
             9/30/95       $18,082              $18,046
            10/31/95       $18,198              $18,107
            11/30/95       $17,853              $17,875
            12/31/95       $17,969              $18,058
             1/31/96       $17,420              $17,583
             2/29/96       $17,678              $17,815
             3/31/96       $17,593              $17,843
             4/30/96       $17,189              $17,579
             5/31/96       $17,083              $17,623
             6/30/96       $17,131              $17,685
             7/31/96       $17,686              $18,106
             8/31/96       $17,621              $18,100
             9/30/96       $17,145              $17,818
            10/31/96       $17,107              $18,003
            11/30/96       $16,887              $17,915
            12/31/96       $16,708              $17,856
             1/31/97       $15,842              $17,179
             2/28/97       $15,551              $16,971
             3/31/97       $15,645              $17,083
             4/30/97       $15,263              $16,745
             5/31/97       $15,836              $17,202
             6/30/97       $15,628              $17,132
             7/31/97       $14,965              $16,659
             8/31/97       $15,086              $16,812
             9/30/97       $15,342              $17,026
            10/31/97       $15,691              $17,387
            11/30/97       $15,245              $17,096
            12/31/97       $14,966              $16,877
             1/31/98       $15,008              $16,798
             2/28/98       $15,156              $16,978
             3/31/98       $14,609              $16,764
             4/30/98       $14,819              $17,047
             5/31/98       $14,733              $16,982
             6/30/98       $14,524              $16,930
             7/31/98       $14,547              $16,940
             8/31/98       $14,853              $17,133
             9/30/98       $15,517              $17,805
            10/31/98       $16,386              $18,284


THE HISTORICAL DATA SHOWN PERTAIN ONLY TO THE FUNDS' CLASS I SHARES. THE FUND OFFERS ANOTHER SHARE CLASS SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the period shown, and have been restated to include the current, maximum 2.25% initial sales charge, assuming reinvestment of distributions at net asset value. Prior to August 3, 1998, Franklin Templeton Hard Currency Fund -- Class I was offered at a higher sales charge; thus, actual total returns would have been lower. Past performance is not predictive of future results.

**Source: Salomon Brothers. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.






Past performance is not predictive of future results.

PERFORMANCE
Franklin Templeton Hard Currency Fund - Class I
Periods ended 10/31/98

                                                                          SINCE
                                                                        INCEPTION
                                               1-YEAR         5-YEAR    (11/17/89)
----------------------------------------------------------------------------------

Cumulative Total Return(1)                      +4.33%        +12.39%     +67.53%

Average Annual Total Return(2)                  +1.95%         +1.90%      +5.65%

Value of $10,000 Investment(3)               $ 10,195       $ 10,986    $ 16,360


Distribution Rate(4)                2.60%

30-Day Standardized Yield(5)        2.25%


                             10/31/94     10/31/95    10/31/96    10/31/97    10/31/98
--------------------------------------------------------------------------------------
One-Year Total Return(6)      +17.11%      +6.68%      -5.99%      -8.28%      +4.33%

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and has been restated to include the current, maximum 2.25% initial sales charge. Prior to August 3, 1998, Franklin Templeton Hard Currency Fund - Class I was offered at a higher sales charge; thus, actual total returns would have been lower.

(3) These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and have been restated to include the current, maximum 2.25% initial sales charge. Prior to August 3, 1998, Franklin Templeton Hard Currency Fund - Class I was offered at a higher sales charge; thus, actual total returns would have been lower.

(4) Distribution rate is based on the maximum offering price of $10.63 per share on October 31, 1998, and an annualization of the most recent monthly dividend of
2.3 cents ($0.0230) per share.

(5) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio during the 30 days ended October 31, 1998.

(6) One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of distributions at net asset value. Past expense waivers by the fund's Investment Manager increased the fund's total returns. If the fund's manager had not taken this action, total returns for the fund would have been lower. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.





Past performance is not predictive of future results.
                                                                              21

During the fiscal year ended October 31, 1998, the fund recognized net foreign currency losses due to fluctuations in the value of its foreign-currency denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the fund's investment income available for distribution to shareholders, which causes all or a portion of the total distributions to be characterized as a return of capital at the fund's year end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your fund shares, and affect the computation of a capital gain or loss when you sell your shares.

ADVISOR CLASS

Franklin Templeton Hard Currency Fund - Advisor Class produced a +4.89% cumulative total return for the one-year period ended October 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The fund's share price, as measured by net asset value, increased
13 cents, from $10.28 on October 31, 1997, to $10.41 on October 31, 1998. During this same period, shareholders received per-share distributions of 28.11 cents ($0.2811) in income dividends and 6.0 cents ($0.0600) in return of capital. Based on the maximum offering price of $10.41 on October 31, 1998, and an annualization of October's monthly dividend of 3.26 cents ($0.0326) per share, the fund's distribution rate was 3.76%. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

The graph on page 24 compares the performance of Franklin Templeton Hard Currency Fund - Advisor Class since inception, and the unmanaged Salomon Brothers World Money Market Index.




Past performance is not predictive of future results.

For periods prior to January 2, 1997 (commencement of sales), the fund performance is that of the fund's Class I shares, excluding the sales charge, but including Class I expenses. The Salomon Brothers World Money Market Index provides an indication of the performance of the U.S. dollar and Eurocurrency short-term sectors. It is important to note that the fund generally does not maintain a significant exposure to the U.S. dollar.

Of course, an unmanaged index has an inherent performance differential over any fund. It does not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions or market spreads to buy and sell bonds. Unlike indices, mutual funds never are fully invested because they need to have cash on hand to redeem shares or pay for upcoming investments. In addition, the fund's performance includes all fund expenses and account fees. If the fund's costs had been applied to the index, its performance would have been lower. Please remember that an index simply is a measure of performance and cannot be invested in directly.




Past performance is not predictive of future results.
                                                                              23

TOTAL RETURN INDEX COMPARISON
Franklin Templeton Hard Currency Fund -- Advisor Class
$10,000 Investment (11/17/89 -- 10/31/98)



[Line Chart]

GRAPHIC MATERIAL (3)

The following line graph compares the performance of Franklin Templeton Hard Currency Fund - Advisor Class and the Salomon Brothers World Money Market Index, based on a $10,000 investment from 11/17/89 to 10/31/98.

      INDEX COMPARISON
         Advisor Class

                       FRANKLIN TEMPLETON   SALOMON BROTHERS
                          HARD CURRENCY       WORLD MONEY
                          FUND- ADVISOR       MARKET INDEX
                       ---------------------------------------
              11/17/89       $10,000            $10,000
              11/30/89       $10,232            $10,092
              12/31/89       $10,760            $10,437
               1/31/90       $10,894            $10,625
               2/28/90       $10,799            $10,614
               3/31/90       $10,738            $10,645
               4/30/90       $10,888            $10,813
               5/31/90       $11,013            $10,957
               6/30/90       $11,229            $11,215
               7/31/90       $11,823            $11,747
               8/31/90       $12,002            $11,962
               9/30/90       $12,252            $12,148
              10/31/90       $12,843            $12,572
              11/30/90       $12,923            $12,683
              12/31/90       $12,932            $12,784
               1/31/91       $13,257            $13,025
               2/28/91       $13,028            $12,840
               3/31/91       $11,920            $12,035
               4/30/91       $12,090            $12,168
               5/31/91       $11,899            $12,102
               6/30/91       $11,605            $11,906
               7/31/91       $12,017            $12,225
               8/31/91       $12,119            $12,318
               9/30/91       $12,723            $12,846
              10/31/91       $12,764            $12,914
              11/30/91       $13,155            $13,201
              12/31/91       $14,003            $13,862
               1/31/92       $13,316            $13,474
               2/29/92       $13,058            $13,307
               3/31/92       $13,021            $13,301
               4/30/92       $13,105            $13,403
               5/31/92       $13,681            $13,797
               6/30/92       $14,372            $14,374
               7/31/92       $14,698            $14,739
               8/31/92       $15,370            $15,336
               9/30/92       $15,643            $15,129
              10/31/92       $14,743            $14,331
              11/30/92       $14,451            $14,043
              12/31/92       $14,317            $13,991
               1/31/93       $14,446            $14,061
               2/28/93       $14,614            $14,026
               3/31/93       $14,991            $14,420
               4/30/93       $15,347            $14,779
               5/31/93       $15,411            $14,929
               6/30/93       $14,946            $14,388
               7/31/93       $14,981            $14,329
               8/31/93       $15,006            $14,579
               9/30/93       $15,103            $14,826
              10/31/93       $14,901            $14,641
              11/30/93       $14,836            $14,543
              12/31/93       $14,982            $14,560
               1/31/94       $15,372            $14,681
               2/28/94       $15,678            $14,929
               3/31/94       $15,672            $15,110
               4/30/94       $15,902            $15,273
               5/31/94       $15,983            $15,322
               6/30/94       $16,559            $15,820
               7/31/94       $16,537            $15,850
               8/31/94       $16,652            $15,986
               9/30/94       $17,041            $16,351
              10/31/94       $17,451            $16,730
              11/30/94       $17,045            $16,272
              12/31/94       $17,245            $16,387
               1/31/95       $17,461            $16,663
               2/28/95       $17,952            $17,049
               3/31/95       $19,258            $18,113
               4/30/95       $19,310            $18,166
               5/31/95       $19,116            $18,013
               6/30/95       $19,384            $18,262
               7/31/95       $19,219            $18,327
               8/31/95       $18,070            $17,636
               9/30/95       $18,502            $18,046
              10/31/95       $18,620            $18,107
              11/30/95       $18,267            $17,875
              12/31/95       $18,386            $18,058
               1/31/96       $17,824            $17,583
               2/29/96       $18,088            $17,815
               3/31/96       $18,001            $17,843
               4/30/96       $17,588            $17,579
               5/31/96       $17,479            $17,623
               6/30/96       $17,528            $17,685
               7/31/96       $18,097            $18,106
               8/31/96       $18,030            $18,100
               9/30/96       $17,543            $17,818
              10/31/96       $17,504            $18,003
              11/30/96       $17,279            $17,915
              12/31/96       $17,095            $17,856
               1/31/97       $16,228            $17,179
               2/28/97       $15,918            $16,971
               3/31/97       $16,033            $17,083
               4/30/97       $15,630            $16,745
               5/31/97       $16,219            $17,202
               6/30/97       $16,026            $17,132
               7/31/97       $15,333            $16,659
               8/31/97       $15,458            $16,812
               9/30/97       $15,723            $17,026
              10/31/97       $16,083            $17,387
              11/30/97       $15,628            $17,096
              12/31/97       $15,346            $16,877
               1/31/98       $15,392            $16,798
               2/28/98       $15,547            $16,978
               3/31/98       $14,988            $16,764
               4/30/98       $15,223            $17,047
               5/31/98       $15,122            $16,982
               6/30/98       $14,525            $16,930
               7/31/98       $14,934            $16,940
               8/31/98       $15,266            $17,133
               9/30/98       $15,977            $17,805
              10/31/98       $16,869            $18,284

THE HISTORICAL DATA SHOWN PERTAIN ONLY TO THE FUND'S ADVISOR CLASS SHARES. THE FUND OFFERS ANOTHER SHARE CLASS SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the period shown, assuming reinvestment of distributions at net asset value. On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the fund's Class I performance, excluding the effect of the Class I shares charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Past performance is not predictive of future results.

**Source: Salomon Brothers. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.








Past performance is not predictive of future results.

PERFORMANCE
Franklin Templeton Hard Currency Fund - Advisor Class
Periods ended 10/31/98

                                                                         SINCE
                                                                       INCEPTION
                                            1-YEAR*      5-YEAR*      (11/17/89)*
---------------------------------------------------------------------------------

Cumulative Total Return(1)                    +4.89%      +13.21%       +68.56%

Average Annual Total Return(1)                +4.89%       +2.51%        +6.01%

Value of $10,000 Investment(2)             $ 10,489     $ 11,321      $ 16,856


Distribution Rate(3)              3.76%

30-Day Standardized Yield(4)      2.75%



                             10/31/94     10/31/95    10/31/96    10/31/97   10/31/98
-------------------------------------------------------------------------------------
One-Year Total Return(5)      +17.11%      +6.68%      -5.99%      -8.12%      +4.89%

*On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the fund's Class I performance, excluding the effect of the Class I shares charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was -1.24%.

(1) Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

(2) These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated.

(3) Distribution rate is based on the maximum offering price of $10.41 per share on October 31, 1998, and an annualization of the most recent monthly dividend of
3.26 cents ($0.0326) per share.

(4) Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio during the 30 days ended October 31, 1998.

(5) One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of distributions at net asset value. Past expense waivers by the fund's Investment Manager increased the fund's total returns. If the fund's manager had not taken this action, total returns for the fund would have been lower. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.
                                                                              25

FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GLOBAL CURRENCY FUND

                                                                     YEAR ENDED OCTOBER 31,                     YEAR ENDED APRIL 30,
                                                 -----------------------------------------------------------------------------------
                                                    1998         1997         1996         1995         1994+          1994
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year ..........    $  12.10     $  12.80     $  13.67     $  14.14     $  13.85       $  13.96
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ......................         .50          .49          .69         1.29          .25            .57
 Net realized and unrealized gains (losses)..        (.07)        (.68)        (.54)        (.49)         .32           (.11)
                                                 -----------------------------------------------------------------------------------
Total from investment operations ............         .43         (.19)         .15          .80          .57            .46
                                                 -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................        (.28)          --         (.71)       (1.27)        (.28)          (.57)
 Tax return of capital ......................        (.19)        (.51)        (.31)          --           --             --
                                                 -----------------------------------------------------------------------------------
Total distributions .........................        (.47)        (.51)       (1.02)       (1.27)        (.28)          (.57)
                                                 -----------------------------------------------------------------------------------
Net asset value, end of year ................    $  12.06     $  12.10     $  12.80     $  13.67     $  14.14       $  13.85
                                                 ===================================================================================

Total return* ...............................        3.71%       (1.46)%       1.27%        6.05%        4.14%          3.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $ 33,703     $ 41,795     $ 50,773     $ 59,942     $ 56,098       $ 51,539
Ratios to average net assets:
 Expenses ...................................        1.19%        1.10%         .99%         .99%        1.04%**        1.41%
 Expenses, excluding waiver and
   payments by affiliate ....................        1.19%        1.10%         .99%         .99%        1.12%**        1.61%
 Net investment income ......................        4.08%        4.01%        4.30%        5.29%        3.55%**        2.78%
Portfolio turnover rate .....................         .00%         .00%         .00%       46.05%       25.62%         37.16%



*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Six months ended October 31, 1994. Prior to this period, the Fund's fiscal year end was April 30.


                       See notes to financial statements.
26

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 1998

                                                                                         PRINCIPAL
FRANKLIN TEMPLETON GLOBAL CURRENCY FUND                                                   AMOUNT*            VALUE
---------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENT SECURITIES - FLOATING RATE NOTE (COST $2,728,125) 7.4%
    Government of Spain, FRN, 3.625%, 6/29/02 .....................................      4,150,000 DEM   $  2,508,993
                                                                                                         ------------
    SHORT TERM INVESTMENTS 89.2%
    COMMERCIAL PAPER 22.2%
    Ciesco LP, 5.07%, 11/18/98 ....................................................   $  1,750,000          1,745,229
    International Lease Finance Corp., 4.98%, 12/22/98 ............................      1,770,000          1,756,872
    Kingdom of Sweden, 5.50%, 12/9/98 .............................................        300,000            298,677
    Merrill Lynch & Co. Inc., 5.20%, 11/16/98 .....................................        125,000            124,064
    Merrill Lynch & Co. Inc., 5.30%, 1/19/99 ......................................      1,700,000          1,680,875
    National Rural Utility Finance Co., 5.09%, 12/03/98 ...........................        125,000            124,403
    Toyota Motor Credit Corp., 5.12%, 11/23/98 ....................................      1,750,000          1,744,026
                                                                                                         ------------
    TOTAL COMMERCIAL PAPER (COST $7,474,425) ......................................                         7,474,146
                                                                                                         ------------
    CORPORATE BONDS (COST $934,865) 3.0%
    General Electric Capital Corp., 4.75%,11/3/98 .................................      1,700,000 DEM      1,026,446
                                                                                                         ------------
    GOVERNMENT SECURITIES 30.8%
    Australia Treasury Bill, 4.76%, 11/19/98 ......................................      3,085,000 AUD      1,914,376
    Canada Treasury Bill, 5.01%, 1/21/99 ..........................................      2,800,000 CAD      1,790,196
    Canada Treasury Bill, 4.95%, 2/04/99 ..........................................      2,830,000 CAD      1,805,934
    German Treasury Bill, 3.36%, 1/15/99 ..........................................      5,000,000 DEM      2,997,497
    New Zealand Treasury Bill, 4.35%, 12/09/98 ....................................      3,530,000 NZD      1,859,997
                                                                                                         ------------
    TOTAL GOVERNMENT SECURITIES (COST $10,482,791) ................................                        10,368,000
                                                                                                         ------------
    U.S. GOVERNMENT AGENCIES 33.2%
    Fannie Mae, 4.76% to 5.17%, with maturities to 3/11/99 ........................      6,750,000          6,703,159
    Federal Home Loan Bank, 4.77%, 11/18/98 .......................................      1,750,000          1,746,243
    Federal Home Loan Mortgage Corp., 4.77% to 5.02% with maturities to 11/16/99 ..      2,750,000          2,745,619
                                                                                                         ------------
    TOTAL U.S. GOVERNMENT AGENCIES (COST $11,181,911) .............................                        11,195,021
                                                                                                         ------------
    TOTAL SHORT TERM INVESTMENTS (COST $30,073,992) ...............................                        30,063,613
                                                                                                         ------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $32,802,117) .............                        32,572,606
                                                                                                         ------------

(a) REPURCHASE AGREEMENTS 6.9%
    Morgan Stanley Group Inc., 5.38%, 11/02/98 (Maturity Value $1,150,515)
     Collateralized by U.S. Treasury Notes and Bonds ..............................      1,150,000          1,150,000
    Warburg Dillon Read, 5.37%,11/02/98 (Maturity Value $1,175,527)
     Collateralized by U.S. Treasury Notes and Bonds ..............................      1,175,000          1,175,000
                                                                                                         ------------
    TOTAL REPURCHASE AGREEMENTS (COST $2,325,000) .................................                         2,325,000
                                                                                                         ------------
    TOTAL INVESTMENTS (COST $35,127,117) 103.5% ...................................                        34,897,606
    NET EQUITY IN FORWARD CONTRACTS (.4%) .........................................                          (137,692)
    OTHER ASSETS, LESS LIABILITIES (3.1%) .........................................                        (1,056,588)
                                                                                                         ------------
    TOTAL NET ASSETS 100.0% .......................................................                      $ 33,703,326
                                                                                                         ============


CURRENCY ABBREVIATIONS:
AUD - Australian Dollar            DEM - German Mark
CAD - Canadian Dollar              NZD - New Zealand Dollar



*Securities traded in U.S. dollars unless otherwise indicated.
(a) At October 31, 1998, all repurchase agreements held by the fund had been entered into on that date.


                       See notes to financial statements.
                                                                              27

FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                                                  CLASS I
                                                   -------------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,                   YEAR ENDED APRIL 30,
                                                   -------------------------------------------------------------------------------
                                                    1998(a)       1997       1996         1995        1994+          1994
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year.............    $  10.28    $  11.64    $  13.09     $  13.95     $  12.95      $  13.00
                                                   -------------------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................         .30         .37         .57         1.84          .26           .50
 Net realized and unrealized gains (losses)....         .12       (1.33)      (1.34)       (1.02)         .99          (.05)
                                                   -------------------------------------------------------------------------------
Total from investment operations...............         .42        (.96)       (.77)         .82         1.25           .45
                                                   -------------------------------------------------------------------------------
Less distributions from:
 Net investment income..........................       (.25)         --        (.06)       (1.68)        (.25)         (.13)
 Tax return of capital..........................       (.06)       (.40)       (.62)          --           --          (.37)
                                                   -------------------------------------------------------------------------------
Total distributions.............................       (.31)       (.40)       (.68)       (1.68)        (.25)         (.50)
                                                   -------------------------------------------------------------------------------
Net asset value, end of year....................   $  10.39    $  10.28    $  11.64     $  13.09     $  13.95      $  12.95
                                                   ===============================================================================

Total return*...................................       4.33%      (8.28)%     (5.99)%       6.68%        9.74%         3.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).................   $ 68,902    $ 91,976    $124,666     $132,089     $ 61,228      $ 35,739
Ratios to average net assets:
 Expenses.......................................       1.35%       1.13%       1.10%        1.15%        1.05%**       1.47%
 Expenses, excluding waiver and
  payments by affiliate.........................       1.35%       1.13%       1.10%        1.15%        1.28%**       1.71%
 Net investment income..........................       3.07%       3.53%       4.50%        4.68%        3.80%**       3.83%
Portfolio turnover rate.........................      96.41%       2.68%        .00%       15.72%       28.18%          .00%




*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Six months ended October 31, 1994. Prior to this period, the Fund's fiscal year end was April 30.
(a)Based on average weighted shares outstanding.


                       See notes to financial statements.
28

FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN TEMPLETON HARD CURRENCY FUND (CONT.)

                                                       ADVISOR CLASS
                                                   ----------------------
                                                   YEAR ENDED OCTOBER 31,
                                                   ----------------------
                                                     1998          1997+
                                                   ----------------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year ..........      $ 10.28        $ 11.28
                                                   ----------------------
Income from investment operations:
 Net investment income ......................          .33            .34
 Net realized and unrealized gains (losses)..          .14          (1.00)
                                                   ----------------------
Total from investment operations ............          .47           (.66)
                                                   ----------------------
Less distributions from:
 Net investment income ......................         (.28)            --
 Tax return of capital ......................         (.06)          (.34)
                                                   ----------------------
Total distributions .........................         (.34)          (.34)
                                                   ----------------------
Net asset value, end of year ................      $ 10.41        $ 10.28
                                                   ======================

Total return* ...............................         4.89%         (5.84)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $ 3,343        $   249
Ratios to average net assets:
 Expenses ...................................         1.01%           .94%**
 Net investment income ......................         3.29%          3.67%**
Portfolio turnover rate .....................        96.41%          2.68%



*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) through October 31, 1997.



                       See notes to financial statements.
                                                                              29

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 1998

                                                                                       PRINCIPAL
FRANKLIN TEMPLETON HARD CURRENCY FUND                                                    AMOUNT*            VALUE
--------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 2.1%
   CORPORATE BONDS-FLOATING RATE NOTE (COST $170,880) .3%
   Commerzbank Overseas Finance, FRN, 1.281%, 1/19/99 ...........................         250,000 CHF   $    184,802
                                                                                                        ------------

   FOREIGN GOVERNMENT SECURITIES-FLOATING RATE NOTES 1.8%
   Government of Italy, FRN, 0.461%, 7/26/99 ....................................     135,000,000 JPY      1,160,964
   South Australia Finance Authority, FRN, 1.527%, 3/18/99 ......................         200,000 CHF        147,546
                                                                                                        ------------
   TOTAL FOREIGN GOVERNMENT SECURITIES-FLOATING RATE NOTES (COST $1,529,304) ....                          1,308,510
                                                                                                        ------------
   TOTAL LONG TERM INVESTMENTS (COST $1,700,184) ................................                          1,493,312
                                                                                                        ------------

   SHORT TERM INVESTMENTS 96.5%
   COMMERCIAL PAPER 47.5%
   Canadian Wheat Board, 5.48%, 12/16/98 ........................................    $    600,000            596,049
   Ciesco LP, 5.07%, 11/18/98 ...................................................       3,800,000          3,789,641
   Halifax Building Society Ltd., 1.95%, 11/13/98 ...............................       7,000,000 CHF      5,166,319
   International Lease Finance Corp., 4.98%, 12/22/98 ...........................       3,665,000          3,637,817
   Merrill Lynch & Co. Inc., 5.30%, 1/19/99 .....................................       3,500,000          3,460,625
   Nestle Capital Corp., 1.67%, 11/13/98 ........................................       7,000,000 CHF      5,166,319
   Shell Finance BV, 1.76%, 11/13/98 ............................................       7,000,000 CHF      5,166,319
   Toyota Motor Credit Corp., 5.12%, 11/23/98 ...................................       3,800,000          3,787,027
   UBS AG Finance Delaware Inc., 5.08%, 12/28/98 ................................       3,600,000          3,570,311
                                                                                                        ------------
   TOTAL COMMERCIAL PAPER (COST $34,777,731) ....................................                         34,340,427
                                                                                                        ------------

   GOVERNMENT SECURITIES 19.8%
   Federal Republic of Germany, 3.50%, 6/18/99 ..................................       1,650,000 DEM        996,655
   German Treasury Bill, 3.24% to 4.88%, 1/15/99 ................................      17,000,000 DEM     10,190,000
   New Zealand Treasury Bill, 5.44%, 12/09/98 ...................................       5,938,000 NZD      3,128,800
                                                                                                        ------------
   TOTAL GOVERNMENT SECURITIES (COST $14,382,957) ...............................                         14,315,455
                                                                                                        ------------

   U.S. GOVERNMENT AGENCIES 29.2%
   Fannie Mae, 4.76% to 5.17%, with maturities to 3/11/99 .......................      11,700,000         11,644,086
   Federal Home Loan Bank, 4.77%, 11/18/98 ......................................       3,800,000          3,791,841
   Federal Home Loan Mortgage Corp., 4.77% to 5.02% with maturities to 11/16/99..       5,650,000          5,640,841
                                                                                                        ------------
   TOTAL U.S. GOVERNMENT AGENCIES (COST $21,053,396) ............................                         21,076,768
                                                                                                        ------------
   TOTAL SHORT TERM INVESTMENTS (COST $70,214,084) ..............................                         69,732,650
                                                                                                        ------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $71,914,268) ............                         71,225,962
                                                                                                        ------------

(a)REPURCHASE AGREEMENTS 4.6%
   Morgan Stanley Group Inc., 5.38%,11/02/98 (Maturity Value $1,814,813)
    Collateralized by U.S. Treasury Notes and Bonds .............................       1,814,000          1,814,000
   Warburg Dillon Read, 5.37%,11/02/98 (Maturity Value $1,500,671)
    Collateralized by U.S. Treasury Notes and Bonds .............................       1,500,000          1,500,000
                                                                                                        ------------
   TOTAL REPURCHASE AGREEMENTS (COST $3,314,000) ................................                          3,314,000
                                                                                                        ------------
   TOTAL INVESTMENTS (COST $75,228,268) 103.2% ..................................                         74,539,962
   NET EQUITY IN FORWARD CONTRACTS .5% ..........................................                            347,314
   OTHER ASSETS, LESS LIABILITIES (3.7%) ........................................                         (2,642,055)
                                                                                                        ------------
   TOTAL NET ASSETS 100.0% ......................................................                       $ 72,245,221
                                                                                                        ============


CURRENCY ABBREVIATIONS:
CHF  -Swiss Franc     JPY  -Japanese Yen
DEM  -German Mark     NZD  -New Zealand Dollar




*Securities traded in U.S. dollars unless otherwise indicated.
(a)At October 31, 1998, all repurchase agreements held by the fund had been entered into on that date.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

                                                                                               FRANKLIN          FRANKLIN
                                                                                           TEMPLETON GLOBAL   TEMPLETON HARD
                                                                                             CURRENCY FUND     CURRENCY FUND
                                                                                           ---------------------------------
Assets:
 Investments in securities:
  Cost ................................................................................      $ 32,802,117       $ 71,914,268
                                                                                           =================================
  Value ...............................................................................        32,572,606         71,225,962
 Repurchase agreements, at value and cost .............................................         2,325,000          3,314,000
 Cash .................................................................................            43,145                933
 Receivables:
  Beneficial shares sold ..............................................................            12,893            164,774
  Dividends and interest ..............................................................            93,504             44,556
 Unrealized gain on forward exchange contracts (Note 6) ...............................            47,091            566,316
                                                                                           ---------------------------------
   Total assets .......................................................................        35,094,239         75,316,541
                                                                                           ---------------------------------

Liabilities:
 Payables:
  Investment securities purchased .....................................................         1,000,000          1,850,000
  Beneficial shares redeemed ..........................................................            17,981            303,996
  To affiliates .......................................................................            56,398            190,205
  To shareholders .....................................................................            98,738            431,726
 Unrealized loss on forward exchange contracts (Note 6) ...............................           184,783            219,002
 Accrued expenses .....................................................................            33,013             76,391
                                                                                           ---------------------------------
   Total liabilities ..................................................................         1,390,913          3,071,320
                                                                                           ---------------------------------
    Net assets, at value ..............................................................      $ 33,703,326       $ 72,245,221
                                                                                           =================================
Net assets consist of:
 Undistributed net investment income/(Distributions in excess of
   net investment income)..............................................................      $    137,692       $   (347,314)
 Net unrealized depreciation ..........................................................          (362,489)          (340,888)
 Accumulated net realized loss ........................................................          (340,985)        (1,514,548)
 Beneficial shares ....................................................................        34,269,108         74,447,971
                                                                                           ---------------------------------
  Net assets, at value ................................................................      $ 33,703,326       $ 72,245,221
                                                                                           =================================

CLASS I:
 Net asset value ......................................................................      $ 33,703,326       $ 68,902,251
                                                                                           =================================
 Shares outstanding ...................................................................         2,795,057          6,629,159
                                                                                           =================================
 Net asset value per share ............................................................      $      12.06       $      10.39
                                                                                           =================================
 Maximum offering price per share (Net asset value per share / 97.75%) ................      $      12.34       $      10.63
                                                                                           =================================

ADVISOR CLASS:
 Net asset value ......................................................................                         $  3,342,970
                                                                                                                ============
 Shares outstanding ...................................................................                              321,095
                                                                                                                ============
 Net asset value and maximum offering price per share .................................                         $      10.41
                                                                                                                ============


                       See notes to financial statements.
                                                                              31

FRANKLIN TEMPLETON GLOBAL TRUST
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998


                                                                               FRANKLIN          FRANKLIN
                                                                           TEMPLETON GLOBAL   TEMPLETON HARD
                                                                             CURRENCY FUND     CURRENCY FUND
                                                                           ---------------------------------

Interest Income ........................................................      $ 1,908,155       $ 3,260,840
                                                                           ---------------------------------
Expenses:
 Management fees (Note 3) ..............................................          235,045           479,459
 Distribution fees - Class I (Note 3) ..................................           95,416           247,406
 Transfer agent fees (Note 3) ..........................................           34,000            95,100
 Custodian fees ........................................................           12,200            15,229
 Reports to shareholders ...............................................           22,591            63,500
 Registration and filing fees ..........................................            9,500            40,700
 Professional fees .....................................................           10,500            28,000
 Trustees' fees and expenses ...........................................           11,700            18,500
 Other .................................................................               65             3,016
                                                                           ---------------------------------
     Total expenses ....................................................          431,017           990,910
                                                                           ---------------------------------
      Net investment income ............................................        1,477,138         2,269,930
                                                                           ---------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
   Investments .........................................................         (598,169)        1,267,308
   Foreign currency transactions .......................................         (144,500)       (1,022,894)
                                                                           ---------------------------------
      Net realized gain (loss) .........................................         (742,669)          244,414

Net unrealized appreciation (depreciation) on:
 Investments ...........................................................          283,385          (477,361)
 Translation of assets and liabilities denominated
  in foreign currencies.................................................          124,156          (481,729)
                                                                           ---------------------------------
      Net unrealized appreciation (depreciation) .......................          407,541          (959,090)
                                                                           ---------------------------------
Net realized and unrealized loss .......................................         (335,128)         (714,676)
                                                                           ---------------------------------
Net increase in net assets resulting from operations ...................      $ 1,142,010       $ 1,555,254
                                                                           =================================


                       See notes to financial statements.
32

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended October 31, 1998 and 1997

                                                                      FRANKLIN TEMPLETON                 FRANKLIN TEMPLETON
                                                                     GLOBAL CURRENCY FUND                HARD CURRENCY FUND
                                                                ----------------------------------------------------------------
                                                                     1998            1997              1998              1997
                                                                ----------------------------------------------------------------

Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................      $  1,477,138    $  1,831,151       $  2,269,930    $   3,706,100
  Net realized gain (loss) from investments and
   foreign currency transactions .........................          (742,669)     (1,811,951)           244,414      (15,811,999)
  Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies .........           407,541        (798,869)          (959,090)       1,406,507
                                                                ----------------------------------------------------------------
     Net increase (decrease) in net assets
      resulting from operations ..........................         1,142,010        (779,669)         1,555,254      (10,699,392)
 Distributions to shareholders from:
  Net investment income:
   Class I ...............................................          (863,306)             --         (1,877,762)              --
   Advisor Class .........................................                --              --            (57,064)              --
 Tax return of capital:
   Class I ...............................................          (572,882)     (1,895,614)          (422,559)      (3,971,925)
   Advisor Class .........................................                --              --            (12,841)          (7,680)
 Beneficial share transactions (Note 2):
   Class I ...............................................        (7,797,014)     (6,303,604)       (22,281,132)     (18,010,343)
   Advisor Class .........................................                --              --          3,115,985          248,378
                                                                ----------------------------------------------------------------
     Net decrease in net assets ..........................        (8,091,192)     (8,978,887)       (19,980,119)     (32,440,962)
 Net assets:
  Beginning of year ......................................        41,794,518      50,773,405         92,225,340      124,666,302
                                                                ----------------------------------------------------------------
  End of year ............................................      $ 33,703,326    $ 41,794,518       $ 72,245,221    $  92,225,340
                                                                ================================================================
 Undistributed net investment income/(Distributions in
  excess of net investment income) included in net assets:
   End of year ...........................................      $    137,692    $    265,180       $   (347,314)   $    (817,703)
                                                                ================================================================


                       See notes to financial statements.
                                                                              33

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of two funds (the Funds). The Funds and their investment policies are:

Franklin Templeton Global Currency Fund - The Global Currency Fund seeks to maximize total return, through a combination of interest income and currency gains, by investing in interest-earning money market instruments, at least 65% of which will be denominated in three or more major currencies, including the U.S. dollar.

Franklin Templeton Hard Currency Fund - The Hard Currency Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign securities they will customarily enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FORWARD EXCHANGE CONTRACTS:

The Funds may enter into forward exchange contracts to obtain an investment result that is substantially equal to a direct investment in a foreign currency denominated instrument and to hedge against foreign exchange risks. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


1. SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. BENEFICIAL SHARES

The Hard Currency Fund offers two classes of shares: Class I shares and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. The Global Currency Fund offers one class of shares.

At October 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                              FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                             GLOBAL CURRENCY FUND                 HARD CURRENCY FUND
                                                       -------------------------------------------------------------------
                                                          SHARES            AMOUNT             SHARES            AMOUNT
                                                       -------------------------------------------------------------------

CLASS I SHARES:
1998
 Shares sold ..................................           279,185       $  3,284,072          2,210,728       $ 21,802,773
 Shares issued on reinvestment
  of distributions.............................           106,675          1,253,805            187,976          1,820,909
 Shares redeemed ..............................        (1,045,274)       (12,334,891)        (4,713,561)       (45,904,814)
                                                       -------------------------------------------------------------------
 Net decrease .................................          (659,414)      $ (7,797,014)        (2,314,857)      $(22,281,132)
                                                       ===================================================================

1997
 Shares sold ..................................           491,508       $  6,060,556          6,145,940       $ 65,035,999
 Shares issued on reinvestment
  of distributions.............................           130,486          1,604,655            290,801          3,068,787
 Shares redeemed ..............................        (1,134,907)       (13,968,815)        (8,200,653)       (86,115,129)
                                                       -------------------------------------------------------------------
 Net decrease .................................          (512,913)      $ (6,303,604)        (1,763,912)      $(18,010,343)
                                                       ===================================================================

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


2. BENEFICIAL SHARES (cont.)

                                                             FRANKLIN TEMPLETON
                                                             HARD CURRENCY FUND
                                                       -----------------------------
                                                          SHARES            AMOUNT
                                                       -----------------------------

ADVISOR CLASS SHARES:
1998
 Shares sold ..................................         1,414,038       $ 13,878,770
 Shares issued on reinvestment
  of distributions.............................             7,092             69,905
 Shares redeemed ..............................        (1,124,297)       (10,832,690)
                                                       -----------------------------
 Net increase .................................           296,833       $  3,115,985
                                                       =============================

1997*
 Shares sold ..................................            87,809       $    907,672
 Shares issued on reinvestment
  of distributions.............................               684              7,041
 Shares redeemed ..............................           (64,231)          (666,335)
                                                       -----------------------------
 Net increase .................................            24,262       $    248,378
                                                       =============================

*Effective date of Advisor Class Shares was January 2, 1997.


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter and transfer agent, respectively.

Global Currency Fund and Hard Currency Fund pay an investment management fee to Advisers of 0.65% per year of the average daily net assets of each Fund. Under a subadvisory agreement, Templeton Investment Counsel, Inc., a wholly owned subsidiary of Franklin Resources, Inc., provides subadvisory services to the Funds and receives from Advisers fees of 0.25% per year of the aggregate average daily net assets of each Fund.

The Global Currency Fund reimburses Distributors up to 0.45% per year of the Funds average daily net assets for costs incurred in marketing the Funds shares. The Hard Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class I shares for costs incurred in marketing the Fund's Class I shares.

Distributors received net commissions on sales of Fund shares, and paid commissions to other dealers for the year ended October 31, 1998 as follows:


                                             FRANKLIN        FRANKLIN
                                            TEMPLETON       TEMPLETON
                                              GLOBAL           HARD
                                          CURRENCY FUND    CURRENCY FUND
                                          ------------------------------
        Total commissions received ...       $16,137         $110,110
                                          ==============================
        Paid to other dealers ........       $13,895         $ 97,256
                                          ==============================

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


4. INCOME TAXES

At October 31, 1998, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                                    FRANKLIN          FRANKLIN
                                                   TEMPLETON         TEMPLETON
                                                     GLOBAL             HARD
                                                 CURRENCY FUND     CURRENCY FUND
                                                 -------------------------------
        Capital loss carryovers expiring in:
         2001 ...............................       $ 35,182         $ 192,513
         2002 ...............................             --               271
         2003 ...............................        173,253           112,254
         2004 ...............................         77,143         1,047,201
         2005 ...............................         54,060           162,309
         2006 ...............................          1,347                --
                                                 -------------------------------
                                                    $340,985        $1,514,548
                                                 ===============================

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At October 31, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes were as follows:

                                               FRANKLIN           FRANKLIN
                                               TEMPLETON          TEMPLETON
                                                GLOBAL              HARD
                                             CURRENCY FUND      CURRENCY FUND
                                             --------------------------------
         Unrealized appreciation ........       $214,328           $120,941
         Unrealized depreciation ........       (443,839)          (809,247)
                                             --------------------------------
         Net unrealized depreciation ....      $(229,511)         $(688,306)
                                             ================================


Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 1998 were as follows:


                                   FRANKLIN        FRANKLIN
                                  TEMPLETON       TEMPLETON
                                    GLOBAL          HARD
                                CURRENCY FUND    CURRENCY FUND
                                ------------------------------
        Purchases ..........     $       --       $4,853,984
        Sales ..............     $2,141,897       $7,460,926


6. OFF-BALANCE SHEET RISK

The Funds have been parties to financial instruments with off-balance-sheet risk, primarily forward exchange contracts in order to obtain investment results that are substantially equal to direct investments in foreign currency denominated instruments and to minimize the impact on the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


6. OFF-BALANCE SHEET RISK (cont.)

Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Funds' net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of October 31, 1998, the Global Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                      IN          SETTLEMENT     UNREALIZED
                                                                                  EXCHANGE FOR        DATE       GAIN/(LOSS)
                                                                                 --------------------------------------------
CONTRACTS TO BUY:
  2,578,000   Australian Dollars ............................................    U.S. $1,598,747    11/27/98   U.S. $   6,011
                                                                                      ==========
               Net unrealized gain on offsetting forward exchange contracts..                                          41,080
                                                                                                                    ---------
                Unrealized gain on forward exchange contracts ...............                                          47,091
                                                                                                                    ---------

CONTRACTS TO BUY:
  5,000,000   Deutschemarks .................................................    U.S. $3,082,614    11/13/98          (61,620)
  8,300,000   Deutschemarks .................................................          5,136,139    11/19/98         (119,841)
                                                                                      ----------                    ---------
                                                                                 U.S. $8,218,753                     (181,461)
                                                                                      ==========
              Net unrealized loss on offsetting forward exchange contracts...                                          (3,322)
                                                                                                                    ---------
               Unrealized loss on forward exchange contracts ................                                        (184,783)
                                                                                                                    ---------
                Net unrealized loss on forward exchange contracts ...........                                  U.S. $(137,692)
                                                                                                                    =========

As of October 31, 1998, the Hard Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                      IN          SETTLEMENT     UNREALIZED
                                                                                  EXCHANGE FOR        DATE       GAIN/(LOSS)
                                                                                 --------------------------------------------
CONTRACTS TO BUY:
    3,982,000 Deutschemarks .................................................    U.S. $ 2,403,573   11/30/98   U.S. $  4,319
2,100,000,000 Japanese Yen ..................................................          17,736,486   11/16/98         328,151
                                                                                      ----------                    ---------
                                                                                 U.S. $20,140,059                    332,470
                                                                                      ==========
               Net unrealized gain on offsetting forward exchange contracts..                                        233,846
                                                                                                                    ---------
                Unrealized gain on forward exchange contracts ...............                                        566,316
                                                                                                                    ---------

Contracts to Buy:
  5,672,000   Deutschemarks .................................................    U.S. $ 3,496,917   11/13/98         (69,902)
  4,860,000   Deutschemarks .................................................           3,007,426   11/19/98         (70,172)
                                                                                      ----------                    ---------
                                                                                 U.S. $ 6,504,343                   (140,074)
                                                                                      ==========
               Net unrealized loss on offsetting forward exchange contracts..                                        (78,928)
                                                                                                                    ---------
                Unrealized loss on forward exchange contracts ...............                                       (219,002)
                                                                                                                    ---------
                  Net unrealized gain on forward exchange contracts .........                                  U.S. $ 347,314
                                                                                                                    =========

FRANKLIN TEMPLETON GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


7. CREDIT RISK

The Funds have investments in excess of 10% of their total net assets in the following:

Global Currency Fund - debt securities denominated in German deutschemarks and Canadian dollars.

Hard Currency Fund - debt securities denominated in Swiss francs and in German deutschemarks

Such concentrations may subject the Funds more significantly to economic changes occurring within that country.

FRANKLIN TEMPLETON GLOBAL TRUST
INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN TEMPLETON GLOBAL TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Franklin Templeton Global Trust (hereafter referred to as the "Funds") at October 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
November 25, 1998



40